Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,727,566	$ 751,844
Fixed assets		804
Intangibles (includes Section 174 capitalization)	1,197,938	405,172
R&D tax credits	423,915	200,715
Equity based compensation	1,251	11,626
Interest & other accrued expenses	72,140	29,336
Lease asset/(liability)	6,326	1,889
Total	3,429,136	1,401,386
Change in fair market value of securities	(19,943)
Prepaid expenses	(30,544)	(46,718)
State income tax deferred		(60,196)
Fixed assets	(2,746)
Total	(53,233)	(106,914)
Total deferred tax asset	3,375,903	1,294,472
Less: valuation allowance	(3,375,903)	(1,294,472)
Net deferred tax asset